UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21680

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND

(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins

Dividend Capital Realty Income Allocation Fund

518 17th Street, Suite 1200

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 to June 30, 2008

Item 1 – Proxy Voting Record.

NAME:	Resource Capital Corp

Ticker:	RSO
Meeting Date:	July 25, 2007
Record Date:	June 4, 2007
Security ID:	76120W302
Meeting Type:	Annual Meeting

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommended a vote for election for the following names: Walter T. beach, Edward E. Cohen, Jonathan Z. Cohen, William B. Hart, Gary Ickowicz, Murray S. levin, P. Sherrill Neff	For	For	Management
	2	Proposal to adopt the Resource Capital Corp. 2007 Amnibus Equity compensation plan.	For	For	Management
	3	In their discretion, the proxies are authorized to vote upone such other business as may properly be brought before the meeting or any adjournment thereof.	For	For	Management

NAME:	Archstone-Smith Trust

Ticker:	ASN
Meeting Date:	21-Aug-07
Record Date:	12-Jul-07
Security ID:	039583109
Meeting Type:	Special

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Approval of the merger of Archstone-Smith Trust with and into River Acquisition (MD), LP, or its assignee, pursuant to the agreement and plan of merger, dated as of May 28, 2007, by and among Archstone-Smith Trust, Archstone-Smith Operating Trust, River Holding, LP, River Acquisition (MD) LP, and River Trust Acquisition (MD) LLC, and the other transactions.	For	For	Management
	2	Approval of any adjournments of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the merger and the other transactions contemplated by the agreement and plan of merger.	For	For	Management

NAME:	Gramercy Capital Corp.

Ticker:	GKK
Meeting Date:	2/13/2008
Record Date:	1/2/2008
Security ID:	384871109
Meeting Type:	Special

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	To approve of the issuance of shares of Gramercy Capital Corp. common stock, par value $0.001 per share, in the merger of GKK Stars Acquisition Corp., a Maryland Corporation and indirect subsidiary of Gramercy Capital Corp., with and into American Financial Realty Trust	For	For	Management
	2	To adjourn or postpone the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the issuance of shares of Gramercy Capital Corp. Common Stock in the mergers as contemplated by the merger agreement	For	For	Management

NAME:	Deerfield Triarc Capital Corp.

Ticker:	DCM
Meeting Date:	3/11/2008
Record Date:	2/4/2008
Security ID:	244331104
Meeting Type:	Special

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	To approve the conversion of 14,999,992 shares of series A preferred stock that were issued in the merger into 14,999,992 shares of our common stock and our issuance of common stock necessary to effect the conversion, subject to any anti-dilution adjustments that may be required by the terms of the series A preferred stock prior to the conversion	For	For	Management
	2	To approve an amendment and restatement if the Deerfield Capital Corp. stock incentive plan to, among other things, increase the shares of common stock reserved for issuance under the plan from 2,692,313 to 6,136,725	For	For	Management

NAME:	Kimco Realty Corp.

Ticker:	KIM
Meeting Date:	5/13/2008
Record Date:	3/17/2008
Security ID:	49446R109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for the election of the following nominees: M. Kimmel, M. Cooper, R. Dooley, M. Flynn, J. Grills, D. Henry, F.P. Hughes, F. Lourenso, R. Saltzman, P. Coviello	For	For	Management
	2	A proposal to approve a recommendation by the executive compensation committee of the Board of Directors that the number of shares of the company’s common stock, par value $0.01 per share, subject to option under the company’s 1998 equity participation plan be increased by 5,000,000	For	For	Management
	3	The ratification of the appointment of Pricewaterhouse Coopers LLP as the company’s independent registered public accounting firm for 2008	For	For	Management

NAME:	HCP Inc.

Ticker:	HCP
Meeting Date:	4/24/2008
Record Date:	3/10/2008
Security ID:	40414L109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees: Robert R. Fanning, Jr, James F. Flaherty III, Christine N. Garvey, David B. Henry, Lauralee E. Martin, Michael D. McKee, Harold M. Messmer, Jr, Peter L. Rhein, Kenneth B. Roath, Richard M. Rosenberg, Joseph P. Sullivan	For	For	Management
	2	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2008	For	For	Management

NAME:	General Growth Properties Inc.

Ticker:	GGP
Meeting Date:	5/14/2008
Record Date:	3/17/2008
Security ID:	370021107
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of Class II Directors: Matthew Bucksbaum, Bernard Freibaum, Beth Stewart	For	For	Management
	2	Ratification of the selection of Deloitte and Touche LLP as independent public accountants for the year ending December 31, 2007	For	For	Management
	3	Stockholder proposal to declassify the Board of Directors	Against	For	Stockholder

NAME:	Simon Property Group Inc.

Ticker:	SPG
Meeting Date:	5/8/2008
Record Date:	3/7/2008
Security ID:	828806109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of Directors: Birch Bayh, Melvyn E. Bergstein, Linda Walker Bynoe, Karen N. Horn, Reuben S. Leibowitz, J. Albert Smith Jr., Pieter S. Van den Berg	For	For	Management
	2	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2008	For	For	Management
	3	To approve the amended Simon Property Group, LP 1998 Stock Incentive Plan	For	For	Management
	4	The stockholder proposal to adopt a “pay for superior performance principle (sic).”	Against	Against	Stockholder

NAME:	AMB Property Corp.

Ticker:	AMB
Meeting Date:	5/8/2008
Record Date:	3/6/2008
Security ID:	00163T109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1.1	Election of Director: T. Robert Burke	For	For	Management
	1.2	Election of Director: David A. Cole	For	For	Management
	1.3	Election of Director: Lydia H. Kennard	For	For	Management
	1.4	Election of Director: J. Michael Losh	For	For	Management
	1.5	Election of Director: Hamid R. Moghadam	For	For	Management
	1.6	Election of Director: Frederick W. Reid	For	For	Management
	1.7	Election of Director: Jeffrey L. Skelton	For	For	Management
	1.8	Election of Director: Thomas W. Tusher	For	For	Management
	1.9	Election of Director: Carl B. Webb	For	For	Management
	10	Ratification of the selection of Pricewaterhouse Coopers LLP as the independent registered public accounting firm of AMB Property Corporation for the fiscal year ending December 31, 2008	For	For	Management

NAME:	Public Storage Inc.

Ticker:	PSA
Meeting Date:	5/8/2008
Record Date:	3/10/2008
Security ID:	74460D109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Approval of Directors: B. Wayne Hughes, Ronald L. Havner Jr., Harvey Lenkin, Dann V. Angeloff, William C. Baker, John T. Evans, Uri P Harkham, B. Wayne Hughes Jr., Gary E. Pruitt, Daniel C. Staton	For	For	Management
	2	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

NAME:	Corporate Office Properties Trust

Ticker:	OFC
Meeting Date:	5/22/2008
Record Date:	3/14/2008
Security ID:	22002T108
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for the election of the following nominees 1) Robert L. Denton 2) Randall M. Griffin	For	For	Management
	2	Elimination of the classification of the Board of Trustees	For	For	Management
	3	Adoption of the 2008 omnibus equity and incentive plan	For	For	Management
	4	Ratification of the appointment of PricewaterhouseCoopers LLC as the Company’s independent registered public accounting firm for the current fiscal year	For	For	Management

NAME:	Boston Properties Inc.

Ticker:	BXP
Meeting Date:	5/12/2008
Record Date:	3/20/2008
Security ID:	101121101
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for the election of the following nominees: 1) Lawrence S. Bacow, 2) Zoe Baird 3) Alan J. Patricof 4) Martin Turchin	For	For	Management
	2	To ratify the audit committee’s appointment of Pricewaterhouse Coopers LLP as Boston Properties, Inc.’s independent registed public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
	3	To consider and act upon a stockholder proposal concerning the annual election of Directors, if properly presented at the annual meeting	Against	For	Management

NAME:	Digital Realty Trust Inc

Ticker:	DLR.B
Meeting Date:	5/5/2008
Record Date:	3/6/2008
Security ID:	253868301
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Richard A. Magnuson 2) Michael F. Foust 3) Laurence A. Chapman 4) Kathleen Earley 5) Ruann F. Ernst, PhD 6) Dennis E. Singleton	For	For	Management
	2	Ratifying the selection of KPMG LLP as the company’s independent auditors for the year ended December 31, 2008	For	For	Management
NAME:	Digital Realty Trust Inc

Ticker:	DLR
Meeting Date:	5/5/2008
Record Date:	3/6/2008
Security ID:	253868103
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Richard A. Magnuson 2) Michael F. Foust 3) Laurence A. Chapman 4) Kathleen Earley 5) Ruann F. Ernst, PhD 6) Dennis E. Singleton	For	For	Management
	2	Ratifying the selection of KPMG LLP as the company’s independent auditors for the year ended December 31, 2008	For	For	Management

NAME:	Digital Realty Trust Inc

Ticker:	DLR.A
Meeting Date:	5/5/2008
Record Date:	3/6/2008
Security ID:	253868202
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Richard A. Magnuson 2) Michael F. Foust 3) Laurence A. Chapman 4) Kathleen Earley 5) Ruann F. Ernst, PhD 6) Dennis E. Singleton	For	For	Management
	2	Ratifying the selection of KPMG LLP as the company’s independent auditors for the year ended December 31, 2008	For	For	Management

NAME:	Realty Income Corporation

Ticker:	O
Meeting Date:	5/13/2008
Record Date:	3/14/2008
Security ID:	756109104
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees:1) Kathleen R. Allen 2) Donald R. Cameron 3) William E. Clark 4) Priya Cherian Huskins 5) Roger P. Kuppinger 6) Thomas A. Lewis 7) Michael D. McKee 8) Gregory T. McLaughlin 9) Ronald L. Merriman 10) Willard H. Smith Jr	For	For	Management
	2	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2008	For	For	Management

NAME:	Prologis

Ticker:	PLD
Meeting Date:	5/9/2008
Record Date:	3/13/2008
Security ID:	743410102
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Stephen L. Feinberg 2) George L. Fotiades 3) Christine N. Garvey 4) Lawrence V. Jackson 5) Donald P. Jacobs 6) Jeffrey H. Schwartz 7) D. Michael Steuert 8) Andre Teixeira 9) William D. Zollars 10) Andrea M. Zulberti	For	For	Management
	2	Ratify the appointment of the independent registered public accounting firm for 2008	For	For	Management

NAME:	Vornado Realty Trust

Ticker:	VNO
Meeting Date:	5/15/2008
Record Date:	3/14/2008
Security ID:	929042109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of trustees each for a term ending at the Annual Meeting of Shareholders in 2011 and until his successor is duly elected and qualified: 1) Anthony W. Deering 2) Michael Lynne 3) Robert H. Smith 4) Ronald G. Targan	For	For	Management
	2	Ratification of selection of independent registered public accounting firm	For	For	Management
	3	Shareholder proposal regarding majority voting for trustees	Against	Against	Shareholder

NAME:	Ventas, Inc

Ticker:	VTR
Meeting Date:	5/19/2008
Record Date:	3/24/2008
Security ID:	92276F100
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of Directors: to elect eight (8) directors to terms expiring at the 2009 Annual Meeting of Stockholders: 1) Debra A. Cafaro 2) Douglas Crocker II 3) Ronald G. Geary 4) Jay M. Gellert 5) Robert D. Reed 6) Sheli Z. Rosenberg 7) James D. Shelton 8) Thomas C. Theobald	For	For	Management
	2	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2008	For	For	Management
	3	Approve an amendment to the Amended and Restated Certificate of Incorporation to eliminate the Board’s ability to grant waivers from the constructive ownership limitations in Article X thereof relating to Ventas’s status as a qualified real estate investment trust under U.S. federal income tax law	For	For	Management

NAME:	Senior Housing Properties Trust

Ticker:	SNH
Meeting Date:	5/15/2008
Record Date:	3/18/2008
Security ID:	81721M-109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	To elect one Independent Trustee in Group III to our Board: Frederick N. Zeytoonjian	For	For	Management

NAME:	Entertainment Properties Trust

Ticker:	EPR
Meeting Date:	5/7/2008
Record Date:	2/15/2008
Security ID:	29380T105
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees: 1) Robert J. Druten 2) David M. Brain	For	For	Management
	2	Proposal to ratify the appointment of KPMG as the company’s independent registered accounting firm for 2008	For	For	Management

NAME:	Gaylord Entertainment Company

Ticker:	GET
Meeting Date:	5/6/2008
Record Date:	3/17/2008
Security ID:	367905106
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees: 1) E.K. Gaylord II 2) E. Gordon Gee 3) Ellen Levine 4) Ralph Horn 5) Michael J. Bender 6) R. Brad Martin 7) Michael D. Rose 8) Colin V. Reed 9) Michael I. Roth	For	For	Management
	2	Proposal to ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm	For	For	Management

NAME:	Northstar Realty Finance Corp.

Ticker:	NRF
Meeting Date:	5/22/2008
Record Date:	4/22/2008
Security ID:	66704R100
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) William V. Adamski 2) Preston C. Butcher 3) David T. Hamamoto 4) Judith A. Hannaway 5) Wesley D. Minami 6) Louis J.Paglia 7) Frank V. Sica	For	For	Management
	2	Ratification of the appointment of Grant Thornton LLP as the company’s independent registered public accounting firm for fiscal year 2008	For	For	Management

NAME:	Eastgroup Properties, Inc.

Ticker:	EGP
Meeting Date:	5/29/2008
Record Date:	4/14/2008
Security ID:	277276101
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees: 1) D. Pike Aloian 2) H.C. Bailey, Jr 3) Hayden C. Eaves, III 4) Frederic H. Gould 5) David H. Hoster II 6) Mary E. McCormick 7) David M. Osnos 8) Leland R. Speed	For	For	Management
	2	To consider and ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the 2008 fiscal year	For	For	Management

NAME:	Douglas Emmett, Inc

Ticker:	DEI
Meeting Date:	5/29/2008
Record Date:	4/3/2008
Security ID:	25960P109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Dan A. Emmett 2) Jordan L. Kaplan 3) Kenneth M. Panzer 4) Leslie E. Bider 5) Victor J. Coleman 6) G. Selassie Mehreteab 7) Thomas E. O’Hern 8) Dr. Andrea Rich 9) William Wilson III	For	For	Management
	2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2008	For	For	Management

NAME:	The Macerich Company

Ticker:	MAC
Meeting Date:	5/29/2008
Record Date:	3/11/2008
Security ID:	554382101
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of Director: Dana K. Anderson, Election of Director: Diana M. Laing, Election of Director: Stanley A. Moore	For	For	Management
	2	Ratification of the appointment of Deloitte & Touche LLP as our independent accountants for the year ending December 31, 2008	For	For	Management
	3	Board proposal to amend our charter to provide for the declassification of our Board	For	For	Management

NAME:	Taubman Centers, Inc

Ticker:	TCO
Meeting Date:	5/29/2008
Record Date:	4/7/2008
Security ID:	876664103
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees: 1) Ronald W. Tysoe 2) Robert S. Taubman 3) Lisa A. Payne 4) William U. Parfet	For	For	Management
	2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for 2008	For	For	Management
	3	Approval of 2008 omnibus long-term incentive plan	For	For	Management
	4	Shareholder proposal requesting that the Board of Directors take the necessary steps to declassify the Board of Directors	Against	For	Shareholder

NAME:	Arbor Realty Trust, Inc

Ticker:	ABR
Meeting Date:	5/21/2008
Record Date:	4/1/2008
Security ID:	038923108
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for the election of the following nominees: 1) Ivan Kaufman 2) C. Michael Kojaian 3) Melvin F. Lazar	For	For	Management
	2	Approval of an amendment to the Arbor Realty Trust, Inc. 2003 omnibus stock incentive plan (the “plan”) to authorize an additional 400,000 shares of common stock of Arbor Realty Trust, Inc. for issuance under the plan	For	For	Management
	3	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm of Arbor Realty Trust, Inc. for fiscal year 2008	For	For	Management
	4	A stockholder proposal requesting that the Board of Directors of Arbor Realty Trust, Inc. (the “company”) take the steps necessary to eliminate the classification of terms of the company’s Directors to require that all of the company’s Directors stand for election annually	Against	For	Management

NAME:	Alexandria Real Estate Equities, Inc.

Ticker:	ARE
Meeting Date:	5/22/2008
Record Date:	3/31/2008
Security ID:	015271109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Joel S. Marcus 2) James H. Richardson 3) Richard B. Jennings 4) John L. Atkins, III 5) Richard H. Klein 6) Martin A. Simonetti, 7) Alan G. Walton	For	For	Management
	2	Approval of an amendment and restatement of the company’s 1997 stock award and incentive plan	For	For	Management
	3	Ratification of the appointment of Ernst & Young LLP to serve as the company’s independent registered public accountants for the fiscal year ending December 31, 2008	For	For	Management

NAME:	Anthracite Capital, Inc.

Ticker:	AHR
Meeting Date:	5/15/2008
Record Date:	3/31/2008
Security ID:	037023108
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees: 1) Hugh R. Frater 2) Jeffrey C. Keil 3) Deborah J. Lucas 4) Walter E. Gregg, Jr 5) Christopher A. Milner	For	For	Management
	2	Proposal to ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
	3	Proposal to approve the Anthracite Capital, Inc. 2008 Manager Equity Plan	For	For	Management

NAME:	Cousins Properties Inc.

Ticker:	CUZ
Meeting Date:	5/6/2008
Record Date:	3/20/2008
Security ID:	222795106
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Thomas D. Bell, Jr 2) Erskine B. Bowles 3) James D. Edwards 4) Lillian C. Giornelli 5) S. Taylor Glover 6) James H. Hance, Jr 7) W.B. Harrison, Jr. 8) Boone A. Know 9) William Porter Payne	For	Unvoted	Management
	2	Proposal to amend the 1999 incentive stock plan to increase the number of shares available under the plan by 1,200,000	For	Unvoted	Management
	3	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2008	For	Unvoted	Management

NAME:	IStar Financial Inc.

Ticker:	SFI
Meeting Date:	5/28/2008
Record Date:	4/2/2008
Security ID:	45031U101
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: A vote for election of the following nominees: 1) Jay Sugarman 2) Glenn R. August 3) Robert W. Holman 4) Robin Josephs 5) John G. McDonald 6) George R. Puskar 7) Jeffrey A. Weber	For	For	Management
	2	Re-authorization of the issuance of common stock equivalents to non-employee Directors under Istar Financial Inc. Non-Employee Directors’ Deferral Plan	For	For	Management
	3	Ratification of the appointment of Pricewaterhouse Coopers LLP as the company’s independent accountants for the fiscal year ending December 31, 2008	For	For	Management

NAME:	Ashford Hospitality Trust Inc.

Ticker:	AHT
Meeting Date:	5/13/2008
Record Date:	3/17/2008
Security ID:	44103109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Archie Bennett, Jr 2) Montgomery J. Bennett 3) Martin L. Edelman 4) W.D. Minami 5) W. Michael Murphy 6) Phillip S. Payne 7) Charles P. Toppino	For	For	Management
	2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
	3	To approve amendments to the company’s amended and restated 2003 stock incentive plan that will a) increase the number of shares of common stock reserved for issuance under the plan by 3,750,000 shares and b) eliminate the current limitation on the maximum number of shares of common stock that can be issued under the plan to any one participant in any one calander year	For	For	Management

NAME:	Gramercy Capital Corp

Ticker:	GKK
Meeting Date:	6/25/2008
Record Date:	4/4/2008
Security ID:	384871109
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Election of Directors: Jeffrey E. Kelter and Charles S. Laven	For	For	Management
	2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
	3	To approve and ratify the adoption of the 2008 Employee Stock Purchase Plan	For	For	Management

NAME:	SL Green Realty Corp

Ticker:	SLG
Meeting Date:	6/25/2008
Record Date:	4/4/2008
Security ID:	78440X101
Meeting Type:	Annual

	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend a vote for election of the following nominees 1) Marc Holliday 2) John S Levy	For	Unvoted	Management
	2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008	For	Unvoted	Management
	3	To approve and ratify the adoption of our 2008 employee stock purchase plan in order to increase the number of shares that may be issued pursuant to such plan	For	Unvoted	Management

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ David W. Agostine
David W. Agostine
President (Principal Executive Officer)

Date: August 11, 2008